SCHEDULE OF CONVERTIBLE DEBENTURES AND NOTES, NET OF DISCOUNT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Short term debt	$ 1,765,050	$ 390,050
Total of short term convertible debentures & notes and other debt	10,675,313	11,256,971
Convertible Debentures [Member]
Short-Term Debt [Line Items]
Convertible note payable	400,000	400,000
Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	1,031,425	988,923
August 2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	782,469	747,541
JH Darbie PPM Debt [Member]
Short-Term Debt [Line Items]
Convertible note payable	311,693	2,566,018
J H Darbie P P M 2 Debt [Member]
Short-Term Debt [Line Items]
Convertible note payable	1,898,468
Ten Percentage Convertible Notes Payable Due April Twenty Three Two Thousand Twenty Two Bridge Investor [Member] | Convertible Debentures [Member]
Short-Term Debt [Line Items]
Convertible note payable	35,556	35,556
Ten Percentage Convertible Notes Payable Due April Twenty Three Two Thousand Twenty Two Related Party [Member] | Convertible Debentures [Member]
Short-Term Debt [Line Items]
Convertible note payable	164,444	164,444
Ten Percentage Convertible Notes Payable Due August Six Two Thousand Twenty Two Bridge Investor [Member] | Convertible Debentures [Member]
Short-Term Debt [Line Items]
Convertible note payable	200,000	200,000
5% Convertible Note Payable - Stephen Boesch [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	128,958	123,958
5% Convertible Note Payable - Related Party [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	301,233	288,733
Five Percent Convertible Note Payable Dr Sanjay Jha [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	300,753	288,253
Five Percent Convertible Note Payable C E O And C F O Related Parties [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	98,559	94,457
5% Convertible note payable - Bridge Investors [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	201,922	193,522
5% Convertible note – Autotelic Inc– Related Party [Member] | August 2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	280,052	267,553
5% Convertible Note - Bridge Investors [Member] | August 2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	418,399	399,722
Five Percent Convertible Note Chief Financial Officer Related Party [Member] | August 2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	84,018	80,266
Sixteen Percentage Convertible Notes Non Related Parties [Member] | JH Darbie PPM Debt [Member]
Short-Term Debt [Line Items]
Convertible note payable	311,693	2,441,471
Sixteen Percentage Convertible Notes Non Related Parties [Member] | J H Darbie P P M 2 Debt [Member]
Short-Term Debt [Line Items]
Convertible note payable	1,773,468
Sixteen Percentage Convertible Notes C E O Related Party [Member] | JH Darbie PPM Debt [Member]
Short-Term Debt [Line Items]
Convertible note payable		124,547
Sixteen Percentage Convertible Notes C E O Related Party [Member] | J H Darbie P P M 2 Debt [Member]
Short-Term Debt [Line Items]
Convertible note payable	125,000
Sixteen Percentage Convertible Notes Accredited Investors [Member] | November December Two Thousand Twenty One And March Two Thousand Twenty Two Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	233,393	619,345
Sixteen Percentage Convertible Notes Accredited Investors [Member] | May And June Two Thousand Twenty Two Note [Member]
Short-Term Debt [Line Items]
Convertible note payable	1,401,284	885,312
Two Percentage Convertible Notes Forever Prosperity [Member] | Debt Clinical Trials G M P [Member]
Short-Term Debt [Line Items]
Convertible note payable	4,750,000	4,659,782
Short Term Debt Bridge Investors [Member] | Other Debt [Member]
Short-Term Debt [Line Items]
Short term debt	210,000	245,000
Short Term Debt From C F O [Member] | Other Debt [Member]
Short-Term Debt [Line Items]
Short term debt	35,050	25,050
Short Term Debt Autotelic Inc Related Party [Member] | Other Debt [Member]
Short-Term Debt [Line Items]
Short term debt	1,470,000	120,000
Short Term Debt From C E O [Member] | Other Debt [Member]
Short-Term Debt [Line Items]
Short term debt	$ 50,000